Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Entity Central Index Key	dei_EntityCentralIndexKey	0001552740
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2024
First Trust SMID Cap Rising Dividend Achievers ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, effective September 23, 2024, the sixth sentence in the fourth paragraph under the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

“During each quarterly rebalance, securities that no longer meet the size and liquidity requirements of the Index will be removed from the Index.”